Loans Receivable, Net: (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Past due and non-accrual balances by loan classification
Currently Performing	$ 453,205	$ 445,007
30-89 Days Past Due	2,491	2,310
Non-accrual Loans	7,663	6,133
Special Mention	13,511	72,401
Impaired Loans Currently Performing Substandard	58,617	39,909
Impaired Loans Currently Performing Doubtful		1,611
Total loans, gross	535,487	567,371
One-to-four family mortgages [Member]
Past due and non-accrual balances by loan classification
Currently Performing	155,936	153,375
30-89 Days Past Due	1,339	628
Non-accrual Loans	2,243	2,074
Special Mention	779	9,163
Impaired Loans Currently Performing Substandard	2,038	5,722
Impaired Loans Currently Performing Doubtful		230
Total loans, gross	162,335	171,192
Home equity line of credit [Member]
Past due and non-accrual balances by loan classification
Currently Performing	34,732	36,528
30-89 Days Past Due	5	5
Non-accrual Loans	66	134
Special Mention	1,109	1,664
Impaired Loans Currently Performing Substandard	1,171	134
Impaired Loans Currently Performing Doubtful		229
Total loans, gross	37,083	38,694
Junior liens [Member]
Past due and non-accrual balances by loan classification
Currently Performing	3,584	4,778
30-89 Days Past Due	237	312
Non-accrual Loans	4	101
Special Mention	47	521
Impaired Loans Currently Performing Substandard	464	497
Impaired Loans Currently Performing Doubtful
Total loans, gross	4,336	6,209
Multi-family [Member]
Past due and non-accrual balances by loan classification
Currently Performing	27,463	20,715
30-89 Days Past Due
Non-accrual Loans	38
Special Mention	1,478	7,073
Impaired Loans Currently Performing Substandard	4,077	5,951
Impaired Loans Currently Performing Doubtful
Total loans, gross	33,056	33,739
Construction [Member]
Past due and non-accrual balances by loan classification
Currently Performing	13,876	9,943
30-89 Days Past Due	176	107
Non-accrual Loans
Special Mention		213
Impaired Loans Currently Performing Substandard	4,848	1,668
Impaired Loans Currently Performing Doubtful
Total loans, gross	18,900	11,931
Land [Member]
Past due and non-accrual balances by loan classification
Currently Performing	14,237	17,570
30-89 Days Past Due	137	237
Non-accrual Loans	2,768	1,330
Special Mention	7,683	24,714
Impaired Loans Currently Performing Substandard	21,081	7,488
Impaired Loans Currently Performing Doubtful		999
Total loans, gross	45,906	52,338
Non-residential real estate [Member]
Past due and non-accrual balances by loan classification
Currently Performing	146,150	142,190
30-89 Days Past Due	293	487
Non-accrual Loans	1,134	2,231
Special Mention	1,899	24,782
Impaired Loans Currently Performing Substandard	19,312	13,678
Impaired Loans Currently Performing Doubtful		117
Total loans, gross	169,436	183,485
Consumer loans [Member]
Past due and non-accrual balances by loan classification
Currently Performing	13,266	14,399
30-89 Days Past Due	74	28
Non-accrual Loans	145	9
Special Mention		268
Impaired Loans Currently Performing Substandard	401	386
Impaired Loans Currently Performing Doubtful		20
Total loans, gross	13,886	15,110
Commercial loans [Member]
Past due and non-accrual balances by loan classification
Currently Performing	43,961	45,509
30-89 Days Past Due	230	506
Non-accrual Loans	617	254
Special Mention	516	4,003
Impaired Loans Currently Performing Substandard	5,225	4,385
Impaired Loans Currently Performing Doubtful		16
Total loans, gross	$ 50,549	$ 54,673